Shareholder Report, Holdings (Details)	Dec. 31, 2024
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | American Outdoor Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | QuinStreet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | FARO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | BayCom Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | IMAX Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | NPK International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce Capital Fund - Micro-Cap Portfolio - Investment Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Graham Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Natural Gas Services Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | American Outdoor Brands [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | QuinStreet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | FARO Technologies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | BayCom Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | IMAX Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Artivion [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | NPK International [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | CECO Environmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Royce Capital Fund - Micro-Cap Portfolio - Service Class | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Tiptree [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Buckle (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Allison Transmission Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | IBEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Jabil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Lear Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Capital Fund - Small-Cap Portfolio - Investment Class | Net Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
Royce Capital Fund - Small-Cap Portfolio - Service Class | Sanmina Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Flex [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Village Super Market Cl. A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Tiptree [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Buckle (The) [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Allison Transmission Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | IBEX [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Jabil [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Lear Corporation [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Diebold Nixdorf [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Royce Capital Fund - Small-Cap Portfolio - Service Class | Net Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)